Other financial liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Other financial liabilities
Schedule of other financial liabilities

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Repurchase agreements	14,664	18,848	13,183	16,071
Interbank placements	6,405	3,635	6,402	3,631
Accrued interest payable	4,235	4,940	3,684	4,094
Securities purchased not delivered	7,574	2,966	7,574	2,966
Trade creditors and other accrued expenses	2,363	2,375	1,887	1,994
Settlement and clearing balances	869	934	848	801
Securities sold short	4,215	3,248	4,215	3,248
Other	1,163	1,131	1,142	1,112
Total other financial liabilities	41,488	38,077	38,935	33,917